CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 7,322,947	$ 3,973,144	$ 3,957,402
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in fair value of warrants	(7,198,191)	0	0
Depreciation of property and Equipment	3,399,115	3,186,954	2,102,377
Amortization of land use rights	33,971	44,163	26,516
Gain on disposals of property, plant and equipment	4,105	7,188	0
Gain on disposals of land use rights	5,589	0	0
Deferred income taxes	(780,484)	252,566	138,261
Allowance for doubtful accounts	1,232,348	361,657	178,310
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Trade and other receivables	8,292,162	12,335,401	(1,723,644)
Inventories	(1,832,169)	(575,757)	(552,922)
Trade and other payables	(35,788,033)	(7,323,770)	(6,595,588)
Advances from customers	(4,325,243)	1,781,769	(320,908)
Income tax payables	(728,950)	1,030,716	51,396
Net cash provided by (used in) operating activities	(30,362,833)	15,074,031	(2,738,800)
Cash flows from investing activities:
Acquisitions of - Land use rights	0	0	(481,195)
- Property, plant and equipment and construction in progress	(2,496,996)	(3,898,468)	(14,370,596)
Disposal of land use right	479,022	0	0
Net cash (used in) investing activities	(2,017,974)	(3,898,468)	(14,851,791)
Cash flows from financing activities:
Proceeds from bank borrowings	63,393,347	61,202,282	86,629,884
Repayment of bank borrowings	(55,392,904)	(68,290,506)	(64,362,209)
Proceeds from escrow account	0	5,200,000	0
Change in restricted cash	25,599,849	(12,210,324)	(5,922,840)
Net cash provided by (used in) financing activities	33,600,292	(14,098,548)	16,344,835
Effect of exchange rate changes on cash	(869,206)	995,589	804,875
(Decrease) increase in cash and cash equivalents	350,279	(1,927,396)	(440,881)
Cash and cash equivalents at beginning of period	217,612	9,045,950	3,946,136
Cash and cash equivalents at end of period	567,891	7,118,554	3,505,255
Supplemental disclosures of cash flow information:
Interest paid	2,027,843	2,416,950	2,014,433
Tax paid	$ 555,166	$ 1,198,021	$ 1,433,715